Property, plant and equipment - Net carrying amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 56,061	$ 49,334
Owned property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	43,855	36,560
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,206	12,774
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,599	1,846
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	762	657
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,518	1,558
Production and test equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 39,976	$ 32,499